Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Instruments and Risk Management	FINANCIAL INSTRUMENTS AND RISK MANAGEMENTThe Company's financial assets and liabilities are comprised of cash, trade and other receivables, trade and other payables, financial derivatives, credit facilities and long-term notes. The fair value of the credit facilities is equal to the principal amount outstanding as the credit facilities bear interest at floating rates and credit spreads that are indicative of market rates. The fair value of the long-term notes is determined based on market prices.
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2021		December 31, 2020
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$8,654	$8,654	$5,057	$5,057	Level 2
Total	$8,654	$8,654	$5,057	$5,057

Amortized cost
Trade and other receivables	$173,409	$173,409	$107,477	$107,477	—
Total	$173,409	$173,409	$107,477	$107,477

Financial Liabilities
FVTPL
Financial Derivatives	$(134,020)	$(134,020)	$(26,792)	$(26,792)	Level 2
Total	$(134,020)	$(134,020)	$(26,792)	$(26,792)

Amortized cost
Trade and other payables	$(190,692)	$(190,692)	$(155,955)	$(155,955)	—
Credit Facilities	(505,171)	(506,514)	(649,221)	(651,173)	—
Long-term notes	(874,527)	(917,889)	(1,132,868)	(761,129)	Level 1
Total	$(1,570,390)	$(1,615,095)	$(1,938,044)	$(1,568,257)

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2021 or 2020.

Foreign Currency Risk

Baytex is exposed to fluctuations in foreign exchange rates as a result of the U.S. dollar portion of its credit facilities, long-term notes, intercompany notes, crude oil sales based on U.S. dollar benchmark prices and commodity financial derivative contracts that are settled in U.S. dollars. The Company's net income or loss, comprehensive income or loss and cash flow will therefore be impacted by fluctuations in foreign exchange rates.

A $0.01 increase or decrease in the CAD/USD foreign exchange rate on the revaluation of outstanding U.S. dollar denominated assets and liabilities would impact net income or loss before income taxes by approximately $2.3 million.

The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities recorded in entities with a Canadian dollar functional currency at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
U.S. dollar denominated	US$602,503	US$759,508	US$829,934	US$934,731

Interest Rate Risk

The Company's interest rate risk arises from borrowing at floating rates under the Credit Facilities (note 7). Based on the principal outstanding on the Credit Facilities as at December 31, 2021, a change of 100 basis points in interest rates would impact net income or loss before income taxes by approximately $5.1 million.
Commodity Price Risk

Baytex utilizes financial derivative contracts or physical delivery contracts to manage the risk associated with changes in commodity prices. The use of derivatives is governed by a Risk Management Policy approved by the Board of Directors of Baytex which sets out limits on the use of derivatives. Baytex does not use financial derivatives for speculative purposes. Baytex's financial derivative contracts are subject to master netting agreements that create a legally enforceable right to offset by the counterparty the related financial assets and financial liabilities.

When assessing the potential impact of crude oil price changes on the crude oil financial derivative contracts outstanding as at December 31, 2021, a US$1.00/bbl change in the underlying benchmark crude oil prices would impact net income or loss before income taxes by approximately $10.4 million.

When assessing the potential impact of natural gas price changes on the financial derivative contracts outstanding as at December 31, 2021, a US$0.25 change in the underlying benchmark natural gas prices would impact net income or loss before income taxes by approximately $3.7 million.
Financial Derivative Contracts

Baytex had the following commodity financial derivative contracts outstanding as at February 24, 2022.

	Period	Volume	Price/Unit(1)	Index
Oil
Basis swap	Jan 2022 to Dec 2022	12,000 bbl/d	WTI less US$12.40/bbl	WCS
Basis swap	Jan 2022 to Dec 2022	4,000 bbl/d	WTI less US$4.43/bbl	MSW
Basis swap(3)	Feb 2022 to Jun 2022	1,000 bbl/d	WTI less US$3.00/bbl	MSW
Basis swap(3)	Mar 2022 to Dec 2022	2,000 bbl/d	WTI less US$2.88/bbl	MSW
Fixed - Sell	Jan 2022 to Dec 2022	10,000 bbl/d	US$53.50/bbl	WTI
3-way option(2)	Jan 2022 to Dec 2022	1,500 bbl/d	US$40.00/US$50.00/US$58.10	WTI
3-way option(2)	Jan 2022 to Dec 2022	2,000 bbl/d	US$46.00/US$56.00/US$66.72	WTI
3-way option(2)	Jan 2022 to Dec 2022	2,500 bbl/d	US$47.00/US$57.00/US$67.00	WTI
3-way option(2)	Jan 2022 to Dec 2022	2,500 bbl/d	US$50.00/US$60.00/US$70.00	WTI
3-way option(2)	Jan 2022 to Dec 2022	2,000 bbl/d	US$53.00/US$63.50/US$72.90	WTI
3-way option(2)	Jan 2023 to Dec 2023	2,000 bbl/d	US$55.00/US$66.00/US$84.00	WTI
3-way option(2)(3)	Jan 2023 to Dec 2023	2,500 bbl/d	US$60.00/US$75.00/US$91.54	WTI

Natural Gas
Fixed - Sell	Jan 2022 to Dec 2022	5,000 GJ/d	$2.53/GJ	AECO 7A
Fixed - Sell	Jan 2022 to Dec 2022	14,250 GJ/d	$2.84/GJ	AECO 5A
Fixed - Sell	Jan 2022 to Dec 2022	1,000 mmbtu/d	US$2.94/mmbtu	NYMEX
3-way option(2)	Jan 2022 to Dec 2022	2,500 mmbtu/d	US$2.25/US$2.75/US$3.06	NYMEX
3-way option(2)	Jan 2022 to Dec 2022	1,500 mmbtu/d	US$2.60/US$2.91/US$3.56	NYMEX
3-way option(2)	Jan 2022 to Dec 2022	2,500 mmbtu/d	US$2.60/US$3.00/US$3.83	NYMEX
3-way option(2)	Jan 2022 to Dec 2022	2,500 mmbtu/d	US$2.65/US$2.90/US$3.40	NYMEX
3-way option(2)	Jan 2022 to Dec 2022	2,500 mmbtu/d	US$3.00/US$3.75/US$4.40	NYMEX
(1)Based on the weighted average price per unit for the period.
(2)Producer 3-way option consists of a sold call, a bought put and a sold put. To illustrate, in a US$50.00/US$60.00/US$70.00 contract, Baytex receives WTI plus US$10.00/bbl when WTI is at or below US$50.00/bbl; Baytex receives US$60.00/bbl when WTI is between US$50.00/bbl and US$60.00/bbl; Baytex receives the market price when WTI is between US$60.00/bbl and US$70.00/bbl; and Baytex receives US$70.00/bbl when WTI is above US$70.00/bbl.
(3)Contracts entered subsequent to December 31, 2021.

The following table sets forth the realized and unrealized gains and losses recorded on financial derivatives.

	Years Ended December 31
	2021	2020
Realized financial derivatives loss (gain)	$184,241	$(47,836)
Unrealized financial derivatives loss	103,631	18,500
Financial derivatives loss (gain)	$287,872	$(29,336)

Liquidity Risk

Liquidity risk is the risk that Baytex will encounter difficulty in meeting obligations associated with financial liabilities. Baytex manages its liquidity risk through cash and debt management. Such strategies include monitoring forecasted and actual cash flows from operating, financing and investing activities, available credit under existing banking arrangements, opportunities to issue additional common shares as well as reducing capital expenditures.

As at December 31, 2021, Baytex had $506.5 million of principal amounts and $15.0 million of letters of credit outstanding on its Credit Facilities (December 31, 2020 - $651.2 million and $15.0 million, respectively) which have total availability of $1.0 billion (December 31, 2020 - $1.0 billion).
The timing of cash outflows relating to financial liabilities as at December 31, 2021 is outlined in the table below:

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Trade and other payables	$190,692	$190,692	—	$—	$—
Financial derivatives	134,020	134,020	—	—	—
Credit facilities(1)(2)	506,514	—	506,514	—	—
Long-term notes(1)(3)	885,920	—	253,120	—	632,800
Interest on long-term notes(4)	325,172	69,608	130,868	110,740	13,956
Lease obligations(1)	8,014	3,068	3,989	902	55
	$2,050,332	$397,388	$894,491	$111,642	$646,811
(1)Principal amount of instruments.
(2)The credit facilities mature on April 2, 2024 and will automatically be extended to June 4, 2024 providing the Company has either refinanced or has the ability to repay the outstanding 2024 long-term notes with existing credit capacity as of April 1, 2024.
(3)Principal amount of instruments. The US$500 million principal amount of 8.75% senior unsecured notes is due April 1, 2027 and the US$200 million principal amount of the 5.625% senior unsecured notes is due June 1, 2024 (note 8).
(4)Excludes interest on credit facilities as interest payments on credit facilities fluctuate based on amounts outstanding and the prevailing interest rate at the time of borrowing.

Credit Risk

Credit risk is the risk that a counterparty to a financial asset will default resulting in Baytex incurring a loss. As at December 31, 2021, the Company is exposed to credit risk with respect to its trade and other receivables and financial derivatives. Baytex manages these risks through the selection and monitoring of credit-worthy counterparties.

Most of the Company's trade and other receivables relate to petroleum and natural gas sales. Baytex reviews its exposure to individual entities on a regular basis and manages its credit risk by entering into sales contracts after reviewing the creditworthiness of the entity. Letters of credit or parental guarantees may be obtained prior to the commencement of business with certain counterparties. Credit risk may also arise from financial derivative instruments. The maximum exposure to credit risk is equal to the carrying value of the financial assets. The Company considers all financial assets that are not impaired or past due to be of good credit quality.

The majority of the Company's credit exposure on trade and other receivables at December 31, 2021 relates to accrued revenues. Accounts receivable from purchasers of the Company's petroleum and natural gas sales are typically collected on the 25th day of the month following production. Joint interest receivables are typically collected within one to three months following production. Included in trade and other receivables at December 31, 2021 is $154.0 million (December 31, 2020 - $81.3 million) of accrued receivables related to delivered volumes.

Should the Company determine that the ultimate collection of a receivable is in doubt, the carrying amount of trade and other receivables is reduced by adjusting the allowance for doubtful accounts and recording a charge to net income or loss. If the Company subsequently determines the accounts receivable is uncollectible, the receivable and allowance for doubtful accounts are adjusted accordingly. As at December 31, 2021, allowance for doubtful accounts was $2.6 million (December 31, 2020 - $2.0 million).

In determining whether amounts past due are collectible, the Company will assess the nature of the past due amounts as well as the credit worthiness and past payment history of the counterparty. As at December 31, 2021, accounts receivable that Baytex has deemed past due (more than 90 days) but not impaired was $1.8 million (December 31, 2020 - $1.6 million). Baytex has estimated the lifetime expected credit loss as at and for the year ended December 31, 2021 to be nominal.

The Company's trade and other receivables, net of the allowance for doubtful accounts, were aged as follows at December 31, 2021.

Trade and Other Receivables Aging	December 31, 2021	December 31, 2020
Current (less than 30 days)	$171,058	$104,210
31-60 days	441	1,493
61-90 days	107	220
Past due (more than 90 days)	1,803	1,554
	$173,409	$107,477